Basis of Presentation and Summary of Significant Accounting Policies - Summary of Revenue By Geographical Region (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 19,419,993	$ 46,800,099	$ 2,013,567
North America [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		19,854,003	1,040,850
United Kingdom and Europe [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		23,343,545	187,788
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenue		$ 3,602,551	$ 784,929